Note 9 - Investments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Proceeds from disposition of equity securities	$ 1,111	$ 6,371
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax	0	0
Tax on transfer of gain on disposal of equity securities at FVOCI to deficit	147	784
Gains (losses) on remeasuring available-for-sale financial assets, before tax	(57)	(4,401)
Deferred tax liabilities, unrealized gain	7	597
Retained earnings [member]
Statement Line Items [Line Items]
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax	964	5,026
Gains (losses) on remeasuring available-for-sale financial assets, before tax	$ 0	$ 0